Fair Value Measurements - Summary of Financial Instruments Designated at Fair Value Through Profit or Loss (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Securities
Amortized cost	$ 92,978	$ 96,610
Loans
Consumer instalment and other personal	94,269	92,741
Credit cards	12,041	12,649
Business and government	398,508	380,788
Deposits	1,017,834	976,202
Securitization and structured entities’ liabilities	62,911	51,562
Other liabilities	44,517	37,549
Subordinated debt	7,495	8,500
Financial liabilities at fair value through profit or loss, category
Loans
Securitization and structured entities’ liabilities	44,081	31,351
Structured note liabilities	56,350	49,093
Money market deposits	83	1,129
Embedded options related to structured deposits carried at amortized cost	2,497	1,967
Metal deposits	5,749	3,973
FVOCI securities
Loans
Business and government	447	14
Loans: Residential mortgages | FVTPL loans | Stage 1
Loans
FVTPL loans	67
Loans: Business and government | FVTPL loans | Stage 1
Loans
FVTPL loans	12,649	13,231
Carrying value | Not Carried at Fair Value
Loans
Residential mortgages	196,627	195,708
Consumer instalment and other personal	93,378	91,867
Credit cards	11,359	11,997
Business and government	381,968	364,265
Loans net of allowance for loan losses	683,332	663,837
Deposits	953,155	920,040
Securitization and structured entities’ liabilities	18,830	20,211
Other liabilities	3,191	3,103
Subordinated debt	7,495	8,500
Fair value
Securities
Amortized cost	86,914	90,448
Fair value | Not Carried at Fair Value
Loans
Residential mortgages	195,540	194,755
Consumer instalment and other personal	93,314	91,937
Credit cards	11,359	11,997
Business and government	382,200	364,866
Loans net of allowance for loan losses	682,413	663,555
Deposits	952,770	920,927
Securitization and structured entities’ liabilities	18,503	20,100
Other liabilities	3,071	2,953
Subordinated debt	7,683	8,756
Financial assets or liabilities, measured at fair value
Loans
Loans	13,163	13,324
Financial assets or liabilities, measured at fair value | Loans: Residential mortgages
Loans
Loans	67	79
Financial assets or liabilities, measured at fair value | Loans: Business and government
Loans
Loans	$ 13,096	$ 13,245